Stockholders' Deficiency	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Stockholders' Deficiency [Abstract]
STOCKHOLDERS' DEFICIENCY
NOTE 4:-	STOCKHOLDERS’ DEFICIENCY

a.	Shares of Common Stock:

The shares of Common Stock represent the legal acquirer, meaning the Company’s share capital as of the transaction date.

Shares of Common Stock confer upon the holders the right to receive notice to participate and vote in the general meetings of the Company and the right to receive dividends, if declared.

On July 18, 2013, the Company’s stockholders approved a reverse stock split of one share for each four and one-half shares outstanding (1:4.5) (the “Reverse Split”) which became effective as of the close of business on August 6, 2013. All shares of Common Stock, warrants, options, per share data and exercise prices included in these consolidated financial statements and notes for all periods presented have been retroactively adjusted to reflect the Reverse Split with respect to the Company’s shares of Common Stock.

b.	Warrants:

In contemplation of the Reverse Recapitalization, it was agreed that for each four shares of Common Stock purchased by the investors and Can-Fite, they will be granted by the Company nine warrants to acquire two shares of Common Stock of the Company. The exercise price of the warrants is $7.74 per share of Common Stock. The warrants were exercisable for a period of five years from their date of grant. The warrants did not contain nonstandard anti-dilution provisions. In November 2016, all such warrants expired.

According to ASC 815-40-15 and 25 instructions, the Company’s management evaluated whether the warrants are entitled to the scope exception in ASC 815-10-15-74 (as the warrants meet the definition of a derivative under ASC 815-10-15-83). Based on their straight forward terms (i.e., fix exercise price, no down-round or other provisions that will preclude them from being considered indexed to the Company’s own stock), the Company’s management concluded the warrants should be classified as equity at inception.

In contemplation of the transaction, the Company issued a total of 532,870 fully vested warrants to acquire 118,415 shares of Common Stock to consultants and brokers involved in the transaction. These warrants were exercisable upon the payment of $5.148 per share of Common Stock. In November 2016, all such warrants expired.

c.	Stock option plan and grant:

In 2012, the Company’s Board of Directors approved the adoption of the 2012 Stock Incentive Plan (the “2012 Plan”). An Israeli annex was subsequently adopted in 2013 to comply with the requirements set by the Israeli law in general and in particular with the provisions of section 102 of the Israeli tax ordinance. Under the 2012 Plan and Israeli annex, the Company may grant its officers, directors, employees and consultants, stock options, restricted stocks and Restricted Stock Units (“RSUs”) of the Company. Each Stock option granted shall be exercisable at such times and terms and conditions as the Company’s Board of Directors may specify in the applicable option agreement, provided that no option will be granted with a term in excess of 10 years. Upon the adoption of the 2012 Plan, the Company reserved for issuance 1,088,888 shares of Common Stock, $0.001 par value each. As of September 30, 2017, the Company has 971,388 shares of Common Stock available for future grant under the 2012 Plan.

During the nine months’ periods ended September 30, 2017 and 2016, no stock options have been granted.

The below is a summary of the Company’s options activity for employees under Company’s 2012 Plan:

	Nine months ended September 30, 2017
Description	Number of Shares	Weighted Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value

Outstanding as of January 1, 2017	117,500	7.96	5.8	$-
Outstanding as of September 30, 2017	117,500	7.96	5.2	$-

Vested and expected to be vested	117,500	7.96	5.2	$-
Exercisable as of September 30, 2017	117,500	7.96	5.2	$-

As of September 30, 2017, there is no aggregated intrinsic value of outstanding and exercisable options. The aggregate intrinsic value represents the total intrinsic value (the difference between the deemed fair value of the Company’s Ordinary Shares on the last day of the third quarter of 2017 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on September 30, 2017. This amount is impacted by the changes in the fair market value of the Company’s shares.

Stock-based compensation expenses recognized during the nine months’ periods ended September 30, 2017 and 2016 totaled to $0 and $3, respectively.

NOTE 11:-	SHAREHOLDERS’ DEFICIT

a.	The Ordinary Shares confer upon their holders the right to participate and vote in general shareholder meetings of the Company and to share in the distribution of dividends, if any, declared by the Company, and rights to receive a distribution of assets upon liquidation.

b.	On January 18, 2015, and in accordance with the Company’s Creditors’ Agreement approved on December 4, 2014, a reverse share split was carried out for the Company’s issued and outstanding capital in such a manner that each 1,000 shares with no par value each were consolidated into one share with no par value each. Furthermore, and subject to the terms of the Creditors’ Arrangement, the Company’s authorized share capital was changed to 1,000,000,000 Ordinary Shares with no par value each.

All Ordinary Shares and options to purchase Ordinary Shares and loss per share amounts have been adjusted to give retroactive effect to this reverse share split for all periods presented in these consolidated financial statements. Any fractional shares resulting from the reverse share split were rounded up to the nearest whole share.

c.	Issuance of shares:

1.	As part of the actions taken to complete the Creditors’ Agreement, on February 15, 2015, and after receiving the approval of the Tel-Aviv Stock Exchange (“TASE”) general manager from February 12, 2015 for registration of the following securities for trade, the Company allocated 16,615,368 Ordinary Shares with no par value, constituting 99.9% of the Company’s issued and outstanding capital as of that date.

2.	On June 11, 2015, after receiving TASE approval, 873,526 Ordinary Shares were allocated to an unrelated third party in connection with the Company’s entering into the License Agreement. For further details, see also Note 4 above.

d.	In connection with the Creditors’ Arrangement, on February 15, 2015, the Company issued 16,615,384 ordinary shares, in the aggregate, to Ridge, Zrachia, Arazi and Bramli (together with Ridge, Zrachia and Arazi, the “2015 Investors”), in exchange for their purchase of the public shell for NIS 1,800,000 (approximately $463). In addition, on April 7, 2015, for no consideration, the 2015 Investors provided to the Company an amount of NIS 4,056,000 (approximately $1,044) in cash.

e.	Regarding the Right to Future Investment in the Company, see also Note 4 above.

f.	Treasury shares:

The Company has a negligible number and rate of shares from the issued capital (after the reverse share split as detailed in Note 11b) originating from purchases prior to the Creditors’ Arrangement, the accumulated cost of which amounted to $747.

g.	Stock based-compensation:

As of August 20, 2015, the Company’s Board of Directors authorized through its 2015 Incentive Option Plan (the “2015 Plan”), the grant of options to officers, directors, advisors, management and other key employees. The Company reserved for grants of options up to 2,000,000 of the Company’s Ordinary Shares. The exercise price and the vesting schedule of the options granted will be subject to the Company’s Board of Directors discretion and expire 2 years after the ending of the vesting schedule on each batch. As of December 31, 2016, 975,000 options are available for future grants under 2015 Plan. Upon the Merger closing (see also Note 14e), all the outstanding options under 2015 Plan will be cancelled.

During the period from the completion of the Creditors’ Arrangement until December 31, 2016, the Company had three share-based compensation arrangements with employees and executives, as described below:

1.	On September 30, 2015, the Company’s general meeting approved allocation of 335,000 options to two senior Company officers. Each option may be exercised into one Ordinary Share for an exercise price of NIS 4. The options will be vested each quarter in eight equal batches and will be expired two years after each batch vested.

The fair value of the benefit embodied in each option upon granting was estimated at NIS 0.27 by an external appraiser, based on the binomial model for option pricing. The total compensation expenses of NIS 90,000 (approximately $23 as of the grant date) is recorded as expenses over the vesting period.

2.	On October 26, 2015, the Company’s Board of Directors approved allocation of 430,000 options to certain employees. Each option may be exercised into one Ordinary Share for an exercise price of NIS 4. The option will be vested each quarter in eight equal batches and will be expired two years after each batch vests.

The fair value of the benefit embodied in each option upon granting was estimated at NIS 0.17 by an external appraiser, based on the binomial model for option pricing. The total compensation expenses of NIS 74,000 (approximately $19 as of the grant date) is recorded as expenses over the vesting period.

On June 27, 2016, 35,000 options were forfeited and 5,000 options expired.

3.	On November 23, 2016, the Company’s general meeting approved allocation of 150,000 options as Series 1 and 150,000 options as Series 2, to the Chairman of the Company’s Board of Directors (“Chairman”).

135,000 Series 1 options shall be vested and be exercisable into 135,000 Ordinary Shares on the date of the general meeting said approval such grant and 15,000 Series 1 options shall be vested at March 31 2017. The option of Series 1 has contractual life of two years from the end of the vesting period. The exercise price of each Series 1 option is NIS 0.5. The aforementioned 135,000 options of Series 1 constituted the repayment of a financial liability at the grant date toward the Chairman for regular remuneration for 2016.

The Series 2 options shall be vested and be exercisable, on a quarterly basis in eight equal batches from approval date of the grant. The Series 2 options have a contractual life of two years from the end of the vesting period. The exercise price of each option of Series 2 is NIS 1.

The fair value of the benefit of each option of Series 1 and 2 was estimated at NIS 1 by an external appraiser, based on the binomial model for option pricing. The total compensation expenses of NIS 310,000 (approximately $80 as of the grant date) is recorded as expenses over the vesting period.

The Company estimates the fair value of stock options granted using the binominal model which requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected option term. Expected volatility was calculated based upon historical volatilities of the Company on a weekly basis since the marketability of the Company is less than the expected option term. The expected option term represents the period that the Company’s stock options are expected to be outstanding and is determined based on the simplified method until sufficient historical exercise data will support using expected life assumptions. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. The expected dividend yield assumption is based on the Company’s historical experience and expectation of no future dividend payouts. The Company has historically not paid cash dividends and has no foreseeable plans to pay cash dividends in the future.

The fair value for options granted in 2016 and 2015 to employees and directors of the Company was estimated at the date of grant using a binominal model with the following weighted average assumptions:

	2016	2015

Dividend yield	0%	0%
Expected volatility	86.16%	39.79%-43.81%
Risk-free interest	0.43%-1.03%	0.07%-0.75%
Expected life (years)	2.00-4.00	2.26-4.00

A summary of the Company’s options activity for employees and director under the Company’s 2015 Plan is as follows:

	Year ended December 31, 2015
	Number of options	Weighted average exercise price	Weighted average remaining contractual life

Options outstanding at beginning of year	-	$-	-
Granted	375,000	1.04

Options outstanding at end of year	375,000	$1.04	2.89

Options vested and expected to be vested	375,000	$1.04	2.89

	Year ended December 31, 2016
	Number of options	Weighted average exercise price	Weighted average remaining contractual life

Options outstanding at beginning of year	375,000	$1.04	2.89
Granted	300,000	0.19
Forfeited	(35,000)	1.04
Expired	(5,000)	1.04

Options outstanding at end of year	635,000	$0.64	2.16

Options vested and expected to be vested	635,000	$0.64	2.16

Options exercisable at end of year	302,500	$0.63	1.61

As of December 31, 2016, the aggregated intrinsic value of outstanding and exercisable options is $44 and $29, respectively. The aggregate intrinsic value represents the total intrinsic value (the difference between the deemed fair value of the Company’s Ordinary Shares on the last day of fiscal 2016 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2016. This amount is impacted by the changes in the fair value of the Company’s shares.

h.	The Company granted options to certain non-employees under the Company’s 2015 Plan and accounted for these options in accordance with ASC 505-50.

The outstanding options granted to the Company’s non-employees are as follows:

Grant date	Number of options	Exercise price	Expiration date
October 26, 2015	390,000	$1.03	February 1, 2018 - November 1, 2019

	390,000

i.	The stock-based compensation expense amounting to $65 and $11 during the years ended December 31, 2016 and 2015 was recognized as part of general and administrative expenses in the consolidated statements of comprehensive loss.

As of December 31, 2016, the total unrecognized estimated compensation cost related to non-vested stock options granted to employees, director and non-employees is $41, which is expected to be recognized over a weighted average period of approximately 1.59 years.

The weighted average grant date fair value of options granted during the years ended December 31, 2016 and 2015 was $0.27 and $0.05, respectively.